CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 13	$ 12
Receivable and accrued interest from related parties	95,827	90,526
Total current assets	95,840	90,538
Non current assets
Notes and interest receivable from related parties	11,510	13,930
Total non current assets	11,510	13,930
Total Assets	107,350	104,468
Liabilities:
Accounts payable and other liabilities	11	12
Total liabilities	11	12
Shareholders’ equity:
Common stock, $0.01 par value, authorized 10,000,000 shares; issued 4,173,675 and outstanding 4,168,414 shares in 2021 and 2020	42	42
Treasury stock at cost, 5,261 shares in 2021 and 2020	(39)	(39)
Paid-in capital	61,955	61,955
Retained earnings	45,381	42,498
Total shareholders' equity	107,339	104,456
Total liabilities and shareholders' equity	$ 107,350	$ 104,468